Income Tax (Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Income Tax Assets and Deferred Income Tax Liabilities) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Tax
Deferred tax assets, allowance for loan losses	8,337
Deferred tax assets, other liabilities	292,309	197,615
Deferred tax assets, valuation of trading assets and investments	111,929	88,383
Deferred tax assets, premises and equipment	147,971	143,750
Deferred tax assets, long term debt	16,503	1,369
Deferred tax assets, net operating loss	32,710	39,253
Total gross deferred income tax assets	609,759	470,370
Deferred tax assets, valuation allowance	(80,954)	(84,746)
Deferred income tax assets	528,805	385,624
Deferred tax liabilities, allowance for loan losses		242,141
Deferred tax liabilities, valuation of trading assets and available-for-sale securities	138,861	102,284
Deferred tax liabilities, accrued interest and dividend receivable	84,576	16,966
Deferred tax liabilities, other assets	24,863	43,964
Deferred tax liabilities, other temporary differences	87,751	52,322
Total gross deferred income tax liabilities	336,051	457,677
Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	192,754	(72,053)
Deferred tax liabilities, less: net OCI related DTA (DTL)	(137,187)	(84,443)
Net deferred income tax assets, excluding net OCI related DTA (DTL)	329,941	12,390